Inventories (Tables)	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Summary of Inventories

	March 31, 2015	March 31, 2014
	US$	US$
Raw materials	3,016,372	2,491,135
Work in progress	2,359,350	2,303,800
Finished goods	1,043,056	2,367,932

	6,418,778	7,162,867